Equity (Cash Distributions) (Details) - USD ($) $ / shares in Units, $ in Millions				12 Months Ended
	Feb. 12, 2016	Feb. 04, 2016	Jan. 25, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Incentive Distribution Made to Managing Member or General Partner [Line Items]
General partner's distributions				$ 6	$ 2	$ 2
General partner's incentive distribution rights distributions				54	4	0
Total general partner's distributions				60	6	2
Limited partners' distributions				255	106	86
Cash distributions declared				315	112	88
Limited Partners Common Units [Member]
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Limited partners' distributions				224	54	43
Subordinated Units [Member]
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Limited partners' distributions				$ 31	$ 52	$ 43
Subsequent Event [Member]
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Distribution made to limited partner, declaration date			Jan. 25, 2016
Distributions declared per limited partner common unit			$ 0.50
Distribution Made to Limited Partner, Distribution Date	Feb. 12, 2016
Distribution Made to Limited Partner, Date of Record		Feb. 04, 2016
Cash distributions declared			$ 189